5. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		26 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Proceeds from issuance of note		$ 301,500		$ 301,500
Non cash interest expense		109,115		236,902
Amortization of debt discount and costs	66,039	153,951	47,306	206,173
ConvertibleNotesPayableMember
Fair value of the debt derivatives	209,487	209,487		209,487
Gain from change in fair value of debt derivatives		27,908
Dividend yield		0.00%
Expected volatility Minimum		196.08%
Expected volatility Maximum		219.80%
Weighted average risk-free interest rate Minimum		0.16%
Weighted average risk-free interest rate Maximum		0.19%
Expected life Minimum		9 months
Expected life Maximum		1 year
Estimated fair value of the Company's common stock Minimum		$ 0.032
Estimated fair value of the Company's common stock Maximum		$ 0.043
Non cash interest expense		109,116
Accrued interest expense	6,283	6,283		6,283
Fair value of derivatives	337,616	337,616		337,616
Asher Note
Principal amount	68,500	68,500		68,500
Interest rate	8.00%	8.00%		8.00%
Proceeds from issuance of note		65,000
Maturity date		Jan. 12, 2013
Asher Note 2
Principal amount	42,500	42,500		42,500
Interest rate	8.00%	8.00%		8.00%
Proceeds from issuance of note		40,000
Maturity date		Feb. 07, 2013
Asher Note 3
Principal amount	32,500	32,500		32,500
Interest rate	8.00%	8.00%		8.00%
Proceeds from issuance of note		25,000
Maturity date		Mar. 21, 2013
JMJ Note
Principal amount	275,000	275,000		275,000
Proceeds from issuance of note		50,000
Maturity date		Jul. 25, 2013
Asher Note 4
Principal amount	32,000	32,000		32,000
Interest rate	8.00%	8.00%		8.00%
Proceeds from issuance of note		$ 30,000
Maturity date		Feb. 07, 2013